Equity Investments - Hellenic Lotteries (Details) € in Millions	1 Months Ended		12 Months Ended
	Jul. 31, 2013 USD ($)	Jul. 31, 2013 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)
Schedule of Equity Method Investments [Line Items]
Payments to equity method investment			$ 2,700,000	$ 48,200,000	$ 86,100,000
Earnings (loss) from equity investments			16,900,000	(7,600,000)	1,500,000
Distributed earnings from equity investments			$ 24,900,000	28,500,000	29,500,000
Hellenic Lotteries
Schedule of Equity Method Investments [Line Items]
Equity interest (as a percent)			16.50%
Concession period			12 years
Upfront fees associated with the new concession	$ 252,000,000	€ 190.0
Upfront fees share related to the entity	$ 41,600,000	€ 31.4
Contribution of working capital					400,000	€ 0.3
Payments to equity method investment					42,000,000	€ 31.7
Earnings (loss) from equity investments			$ 1,700,000	2,300,000
Revenue from the sale of instant tickets to equity method investment			6,000,000	6,300,000
Accounts receivable from equity method investment			2,600,000
Distributed earnings from equity investments			2,000,000	0	0
Distribution of capital			$ 12,000,000	$ 0	$ 0